CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 2,331		$ 1,802
Ordinary shares, par value per share | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	39,748,000		39,748,000
Ordinary shares, shares issued	16,398,872		16,269,022
Ordinary shares, shares outstanding	16,398,872		16,269,022